UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07670______

_______BlackRock New Jersey Investment Quality Municipal Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—129.1%
			Multi-State—7.3%
A3	$1,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$ 1,085,730

			New Jersey—114.7%
AAA	1,000		Delaware River Port. Auth. of PA & NJ, 5.75%, 1/01/26, FSA	01/10 @ 100	1,119,350
AAA	1,000	[4]	Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA	N/A	1,058,230
Baa1	1,000		Middlesex Cnty. Impvt. Auth., St. Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	1,009,800
			New Jersey Econ. Dev. Auth.,
BBB	1,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	1,053,470
B	925		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	798,062
BBB	500		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	527,355
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	1,020,168
AAA	1,000	[4]	New Jersey Edl. Fac. Auth., Rowan Coll. Proj., Ser. E, 5.875%, 7/01/06, AMBAC	N/A	1,059,740
			New Jersey Hlth. Care Fac. Fin. Auth.,
A	1,000		Hackensack Univ. Med. Ctr. Proj., 6.00%, 1/01/25	01/10 @ 101	1,064,330
AAA	1,000		St. Josephs Hosp. & Med. Ctr. Proj., 5.75%, 7/01/16, CONNIE LEE	07/06 @ 102	1,060,170
			New Jersey Tpke. Auth., Ser. C, AMBAC,
AAA	785	[5]	6.50%, 1/01/16	ETM	954,968
AAA	215		6.50%, 1/01/16	No Opt. Call	262,894
			New Jersey Trans. Auth. Trust Fund, Trans. Sys. Rev., Ser. B, MBIA,
AAA	375	[4]	5.50%, 6/15/05	N/A	387,304
AAA	625		5.50%, 6/15/15	06/05 @ 102	645,387
AAA	375	[4]	5.75%, 6/15/05	N/A	387,641
AAA	625		5.75%, 6/15/14	06/05 @ 102	645,950
AA-	1,000	[4]	No. Brunswick Twnshp. Brd. of Ed., GO, 6.30%, 2/01/05	N/A	1,000,000
AAA	1,000		Passaic Valley Sewage Com., Swr. Sys., GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,136,680
AA-	1,000		Port Auth. of NY & NJ, 5.75%, 12/15/20	06/05 @ 101	1,022,660
BBB	1,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	952,960

					17,167,119

			Puerto Rico—7.1%
AAA	1,000	[4,6]	Puerto Rico, 5.40%, 7/01/06, FSA	N/A	1,058,750

			Total Long-Term Investments (cost $18,060,343)		19,311,599

	Shares
	(000)

			MONEY MARKET FUNDS—9.3%
	700		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	700,000
	700		SSgA Tax Free Money Mkt. Fund	N/A	700,000

			Total Money Market Funds (cost $1,400,000)		1,400,000

			Total Investments—138.4% (cost $19,460,343)		$ 20,711,599
			Other assets in excess of liabilities—11.7%		1,752,707
			Preferred shares at redemption value, including dividends payable—(50.1)%		(7,501,911)

			Net Assets Applicable to Common Shareholders—100%		$ 14,962,395

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 7.3% of its net assets, with a current market value of $1,085,730, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	This security is collaterized by U.S. Treasury Obligations.
[6]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Assoc.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New Jersey Investment Quality Municipal Trust, Inc.___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005